Touchstone Focused Fund (Prospectus Summary): | Touchstone Focused Fund
Touchstone Focused Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone U.S. Long/Short Fund

Touchstone Value Fund

Touchstone International Small Cap Fund

Touchstone Capital Growth Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Focused Fund

(collectively, the “Funds” and each a “Fund”)

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds’ Prospectus and each Fund’s Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Focused Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Funds’ Prospectus on page 41 and in the Fund’s Summary Prospectus on page 4.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone Focused Fund	Return Before Taxes	(6.72%)	(1.44%)	2.25%